Investments - Additional Information (Narrative) (Details)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Sep. 30, 2024 USD ($) security	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) security	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Sep. 30, 2024 GBP (£) security	Dec. 31, 2023 GBP (£) security	Aug. 31, 2023 GBP (£)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)	Jan. 01, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost		$ 1,000,000.0			$ 1,000,000.0		$ 1,600,000	$ 2,900,000
Investment in the period					0		400,000	2,000,000.0
Equity method investment, aggregate cost							7,600,000	6,200,000	$ 3,900,000
Other investments, at fair value		204,700,000			204,700,000		209,300,000	221,300,000
Investment in Multiline reinsurer					0		0	0
Investment funded		$ 0			$ 0		0	0
Available-for-sale investment, allowance for credit loss, increase (decrease)							$ (3,600,000)	$ 200,000
Number of Securities | security		781			781		950	1,166		781	950
Available-for-sale securities, unrealized loss position							$ 221,800,000	$ 339,000,000.0
External Credit Rating, Non Investment Grade
Gain (Loss) on Securities [Line Items]
Available-for-sale securities, unrealized loss position		$ 400,000			$ 400,000		1,200,000
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		4,100,000			4,100,000		4,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Energy fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		55,000,000.0			55,000,000.0		55,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		1,900,000			1,900,000		4,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment | £										£ 6,900,000	£ 6,900,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		700,000			700,000		1,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment		900,000			900,000		2,200,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		115,000,000.0			115,000,000.0		117,100,000	134,600,000
Fair Value, Recurring [Member] | Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value		20,100,000			20,100,000		23,900,000	25,300,000
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value							209,300,000	221,300,000
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		133,700,000			133,700,000		274,900,000	312,100,000
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		64,000,000.0			64,000,000.0		84,800,000	106,900,000
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading							475,000,000.0	533,000,000.0
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		37,400,000			37,400,000		39,800,000	40,600,000
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		11,700,000			11,700,000		10,800,000	8,200,000
Managed Lending Fund (Dec 2020) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		18,400,000			18,400,000		15,900,000	12,700,000
Pledge Accounts, Custodian Bank (April 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		2,000,000			2,000,000		1,700,000	1,300,000
Managed debt fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		100,000			100,000		100,000	0
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period	$ 800,000				0	$ 400,000	0	400,000
Equity method investment, aggregate cost		1,100,000			1,100,000		1,000,000.0	800,000	500,000
Gross realized and unrealized gains (loss)							200,000	0	100,000
Investment in Multiline reinsurer					0		0	0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period					0		0	0
Equity method investment, ownership percentage																				49.00%
Equity method investment, aggregate cost		200,000			200,000		200,000	200,000	200,000											$ 2,300,000
Investment in Multiline reinsurer					0		0	0
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period				$ 0	0		400,000	1,600,000
Equity method investment, aggregate cost		6,800,000			6,800,000		6,400,000	5,200,000	3,200,000
Other investments, at fair value																		$ 5,000,000.0
Gross realized and unrealized gains (loss)		$ 300,000	$ 400,000		500,000	$ 800,000	800,000	(400,000)	$ 200,000
Investment in Multiline reinsurer					$ 0		$ 0	$ 0
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted assets														$ 10,000,000	$ 20,000,000.0				$ 100,000,000.0
Limited Partner | Real estate fund | Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Restricted assets														$ 30,000,000.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets													$ 15,000,000.0
Limited Partner | Managed lending fund
Gain (Loss) on Securities [Line Items]
Restricted assets																$ 2,800,000	$ 10,500,000
Limited Partner | Managed debt fund
Gain (Loss) on Securities [Line Items]
Restricted assets | £												£ 7,000,000.0